Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 552,544	$ 601,994	$ 605,558	$ 376,101
Total contractual cash flows	$ 1,130,990	1,181,459
Weighted average
Disclosure of quantitative information about right-of-use assets [line items]
Average remaining lease term	13 years
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 92,425	101,709
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	179,774	193,434
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	173,750	180,895
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 685,041	$ 705,421